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                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C.  20549

                                   FORM 24f-2


                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


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1.   Name and address of issuer:

          VALUE LINE AGGRESSIVE INCOME TRUST
          220 East 42nd Street
          New York, N.Y.  10017

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2.   Name of each series or class of funds for which this notice is filed:

     Shares of Beneficial Interest - Par Value $.01


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3.   Investment Company Act File Number:  811-4471

     Securities Act File Number:   33-1575


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4.   Last day of fiscal year for which this notice is filed:


                         January 31, 1997

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the Fiscal year but before termination of the issuer's 24f-2 declaration:

                                                               / /


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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                                               / /

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       -0-

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       -0-

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9.   Number and aggregate sale price of securities sold during the fiscal year.

        13,168,519 Shares                $103,830,637

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       13,168,519 Shares                 $103,830,637

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

       458,059 Shares                    $  3,612,668

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12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                             $103,830,637
                                                              ------------------

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                             +        -0-
                                                              ------------------

     (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                             - 69,783,396
                                                              ------------------

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule  24e-2 (if applicable):
                                                             +        -0-
                                                              ------------------

     (v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus
          line(ii), less line (iii), plus line (iv)] (if applicable):
                                                              34,047,240
                                                             -------------------

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
          Instruction C.6):
                                                             x .000344828
                                                              ------------------

     (viii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                             $ 11,740.43

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                                                             -------------------

INSTRUCTION:

     Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

                                                               /X/


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                Wire #0220003268

                                February 20, 1997


                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



               Registration Fees for Certain Investment Companies





By (Signature and Title) /s/Jack M. Houston
                        --------------------------------------------------------
                             (Name)


                         Assistant Treasurer
                        --------------------------------------------------------
                             (Title)

                         Jack M. Houston
                         Assistant Treasurer



Date February 24, 1997
     ------------------



     *Please print the name and title of the signing officer below the signature.

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                               PETER D. LOWENSTEIN
                                 ATTORNEY AT LAW
                         TWO GREENWICH PLAZA, SUITE 100
                          GREENWICH, CONNECTICUT  06830
                                  203 622-3932
                               FAX 203 622-0321




                                        February 27, 1997



Value Line Aggressive Income Trust
220 East 42nd Street
New York, NY 10017

                     Re:  Rule 24f-2 Registration of Shares

Gentlemen:

     I am familiar with the proceedings taken by Value Line Aggressive Income Trust, a Massachusetts business trust (the "Trust"), in connection with the registration and sale of shares of its common stock, par value $.01 per share, under the Securities Act of 1933 and in accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, as amended, and as described and set forth in its Registration Statement on Form N-1A and in the Prospectus constituting a part of said Registration Statement.

     I have examined such corporate records of the Fund and other documents and considered such questions of law as I have considered necessary as a basis for this opinion. Specifically, I have examined a "Rule 24f-2 Notice", dated February 24, 1997, signed by your Assistant Treasurer, and a certificate of the Assistant Treasurer which states that of the 13,168,519 shares issued during the year ending January 31, 1997 (excluding 458,059 shares issued in reinvestment of dividends), 3,903,324 of such shares were fully paid as of such date and 79,627 shares were recorded on the books of the Trust as issued but payment for those shares had not been made and was not yet due in the ordinary course of your business.

     Based upon the foregoing, I am of the opinion that the shares of the Trust described in the Notice, the registration of which is made definite by the filing of the Notice, were legally issued, fully paid and non-assessable.

     I consent to this opinion accompanying the Notice.

                                        Very truly yours,

                                        /s/Peter D. Lowenstein

                                        Peter D. Lowenstein
                                        Legal Counsel